Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable, Net

(in millions of Canadian dollars)	2014	2013
Freight	$535	$408
Non-freight	189	192

	724	600
Allowance for doubtful accounts	(22)	(20)

Total accounts receivable, net	$702	$580